Shareholder Report, Line Graph (Details) 196022_PIA High Yield MACS Fund_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Dec. 26, 2017	Nov. 30, 2025
PIA High Yield (MACS) Fund
Account Value [Line Items]
Line Graph and Table Measure Name									TF
Accumulated Value	$ 14,934	$ 13,049	$ 11,599	$ 12,677	$ 11,705	$ 10,714	$ 9,993	$ 10,000	$ 15,238
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,916	10,214	10,095	11,582	11,717	10,922	9,858	10,000	$ 11,539
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. High Yield Corporate Bond Index
Accumulated Value	$ 13,839	$ 12,278	$ 11,297	$ 12,409	$ 11,786	$ 10,990	$ 10,020	$ 10,000	$ 14,884